Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
Warrant and Backstop Liability
The Warrants and Backstop Agreement are accounted for as liabilities pursuant to ASC
815-40
and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants and Backstop Agreement are recorded in the statement of operations each period.

The following table presents the fair value hierarchy for liabilities measured at fair value on a recurring basis as of June 30, 2021:

	Level 1	Level 2	Total
Warrant liabilities:
Public Warrants	$29,842,500	$—	$29,842,500
Backstop Agreement	—	3,038,757	3,038,757
Private Placement Warrants	—	19,381,333	19,381,333

Total warrant and backstop liabilities	$29,842,500	$19,381,333	$52,262,590
The liability for the Backstop Agreement was valued using a Black Scholes Model that utilizes level 2 fair value measurement inputs. The model utilizes key inputs including the public trading price of the Company’s class A common shares, the limited amount of time the Backstop Agreement will be outstanding, risk free rates, and the volatility of our class A common shares.
On April 23, 2021, the Public Warrants surpassed the
52-day
threshold waiting period to be publicly traded in accordance with the Prospectus filed March 1, 2021. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of June 30, 2021, the Company classified the Public Warrants as Level 1. As the Private Placement Warrants are subject to a call alongside the Public Warrants, it is assumed that the trading price of the public warrants ($1.73 as of June 30, 2021) is reflective of the fair value of the Private Placement Warrants. Accordingly, the Company classified the Private Placement Warrants as Level 2. Except for the Public Warrants and Private Placement Warrants being classified as Level 1 and Level 2, respectively as described in the preceding sentences, there were no transfers out of Level 3 for the three and six months ended June 30, 2021.
The following table presents a summary of the changes in the fair value of the Company’s liabilities measured using level 3 fair value inputs:

	Public Warrant Liability	Private Placement Warrant Liability
Fair value, March 2, 2021	28,635,000	$18,854,666
Loss on change in fair value (1)	517,500	526,667

Fair value, March 31, 2021	29,152,500	$19,381,333
Transfer to level 1	(29,152,500)	—
Transfer to level 2	—	(19,381,333)

Fair value, June 30, 2021	—	—

(1)	Included in Loss on change in fair value of warrant liability on the unaudited condensed consolidated statement of operations
Loss on change in fair value of warrant liability on the unaudited condensed consolidated statement of operations for the six months ended June 30, 2021 also includes a loss of $3,054,666 recognized on the excess of the fair value of the Private Placement Warrants as of March 2, 2021 over the cash received.